SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies Details Narrative
Cash & cash equivalents	$ 398	$ 415